Appendix 3 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2022
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Appendix 3 Details of Due Dates of Payments to Suppliers

APPENDIX 3 DETAIL OF DUE DATES OF PAYMENTS TO SUPPLIERS

This appendix forms an integral part of these consolidated financial statements.

	12-31-2022				12-31-2021
	Goods	Services	Others	Total	Goods	Services	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers with Payments Up-to-Date
Up to 30 days	165,444,247	749,444,690	545,460,293	1,460,349,230	84,896,490	342,566,432	320,708,771	748,171,693
Between 31 and 60 days	5,776,032	193,190	41,334,530	47,303,752	3,032,565	1,403,461	45,157,514	49,593,540
Between 61 and 90 days	9,877,476	538,317	20,753,733	31,169,526	14,137,065	30,231	102,236,202	116,403,498
Between 91 and 120 days	—	—	—	—	—	—	—	—
Between 121 and 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	487	308,175,025	308,175,512	—	487	179,311,985	179,312,472
Total	181,097,755	750,176,684	915,723,581	1,846,998,020	102,066,120	344,000,611	647,414,472	1,093,481,203

	12-31-2022				12-31-2021
	Goods	Services	Others	Total	Goods	Services	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers Details
Suppliers for energy purchase	—	228,033,131	584,217,799	812,250,930	—	94,049,964	319,420,457	413,470,421
Suppliers for the purchase of fuels and gas	—	236,836,190	—	236,836,190	—	86,288,004	—	86,288,004
Accounts payable for goods and services	68,929,751	285,307,363	—	354,237,114	29,508,717	163,662,643	—	193,171,360
Accounts payable for the purchase of assets	112,168,004	—	331,505,782	443,673,786	72,557,403	—	327,994,015	400,551,418
Total	181,097,755	750,176,684	915,723,581	1,846,998,020	102,066,120	344,000,611	647,414,472	1,093,481,203